Investment in associates - Schedule of Investments in Associates (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 13, 2024	Jun. 20, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance			$ 134,092	$ 120,049
Share of net income (loss)			2,630	19,871
Impairment				(4,885)
Loss on dilution			(8,984)	(943)
Shares acquired			90,522
Shares sold			(83,480)
Transfer to long-term investments			(43,363)
Investments in associates ending balance			91,417	134,092
Versamet
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance			0	0
Share of net income (loss)			(1,866)	0
Impairment				0
Loss on dilution			0	0
Shares acquired	$ 7,500		88,933
Shares sold			0
Transfer to long-term investments			0
Investments in associates ending balance			87,067	0
BeMetals
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance			3,139	8,275
Share of net income (loss)			(378)	(251)
Impairment				(4,885)
Loss on dilution			0	0
Shares acquired			1,589
Shares sold			0
Transfer to long-term investments			0
Investments in associates ending balance			4,350	3,139
Calibre
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance			130,953	111,774
Share of net income (loss)			4,874	20,122
Impairment				0
Loss on dilution			(8,984)	(943)
Shares acquired			0
Shares sold		$ (83,480)	(83,480)
Transfer to long-term investments		(43,363)	(43,363)
Investments in associates ending balance		$ 126,843	$ 0	$ 130,953